Short Term Bank Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT TERM BANK LOANS

NOTE 11 – SHORT TERM BANK LOANS

Short-term loans are summarized as follow:

	As of
	December 31, 2019	December 31, 2018
Collateralized bank loans	$16,144,892	$7,766,057
Guaranteed bank loans	716,723	11,854,528
Total	$16,861,615	$19,620,585

Short-term loans as of December 31, 2019 are as follow:

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2019
Nov.26, 2020	Operating Loans	Agricultural bank of PRC	4.57	$5,848,455
Dec.24, 2020	Operating Loans	Agricultural bank of PRC	4.70	$6,999,513
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	5.45	$2,150,168
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	4.40	$1,146,756
Dec.16, 2020	Operating Loans	Rural commercial bank of XinChang	4.80	$716,723
Total				$16,861,615

Short-term loans as of December 31, 2018 are as follow:

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2018
Jul.04, 2019	Operating Loans	Bank of Communications	4.79	$1,165,636
Mar.05, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,185,569
Mar.07, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,914,093
Mar.12, 2019	Operating Loans	Agricultural bank of PRC	5.00	$2,185,569
Nov.08, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,602,751
Nov.12, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,282,201
Nov.20, 2019	Operating Loans	Agricultural bank of PRC	4.57	$1,311,342
Nov.26, 2019	Operating Loans	Agricultural bank of PRC	4.79	$489,568
Dec.04, 2019	Operating Loans	Agricultural bank of PRC	4.57	$3,569,763
Apr.001, 2020	Operating Loans	Bank of Hangzhou	5.66	$2,914,093
Total				$19,620,585

All short term bank loans are obtained from local banks in PRC and are repayable within one year.

The average annual interest rate of the short-term bank loans was 4.900% and 5.119% for the year ended December 31, 2019 and 2018, respectively. The Company was in compliance with their financial covenants at December 31, 2019 and 2018, respectively. The average annual interest rate of the short-term bank loans was 4.900% and 5.119% for the year ended December 31, 2019 and 2018, respectively. The Company was in compliance with their financial covenants at December 31, 2019 and 2018, respectively.